Interest in Associates - Summary of Fair Values of Interests in Associates Based on Quoted Market Prices Without any Deduction for Transaction Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of associates [Line Items]
Carrying amount	¥ 38,802	$ 5,947	¥ 36,445
Interest in listed associate-Tower Company [Member]
Disclosure of associates [Line Items]
Carrying amount	37,198		36,176
Fair value	¥ 34,873		¥ 56,000